Borrowings (Details) (USD $) In Thousands, unless otherwise specified		0 Months Ended					0 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013 Term Loan B facility	Jun. 30, 2013 July 2012 Credit Facility	Jun. 30, 2013 August 2012 Credit Facility	Jun. 30, 2013 Amendment	Jun. 30, 2014 Net of original issue discount	Nov. 01, 2013 Term Loan B facility addition	Sep. 30, 2013 Navios Joy	Oct. 31, 2013 Navios Harmony	Jan. 31, 2014 Navios La Paix and Navios Sun
Debt Instrument [Line Items]
Credit facility		$ 250,000					$ 189,500
Debt instrument description of variable rate basis		LIBOR + 425 basis points					LIBOR + 425 basis points
Amount of Term Loan B facility utilized to repay other facilities			101,614	41,225
Amounts held in escrow, through Term Loan B proceeds used		98,179
Amount released from escrow								47,000	17,750	33,429
Write-off of deferred financing fees				707	1,319
Long- term debt	$ 534,611					$ 530,643
Description of terms of credit facility		Five-year term with 1.0% amortization profile and was issued at 98.0% (at a discount of $5,000).					Five year term, with a 1.0% amortization profile and was issued at 100%.